Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options and Warrants - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nonvested Stock Options [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options and Warrants [Line Items]
Number, Nonvested Begining Balance	55	227
Weighted- Average Exercise Price, Nonvested Begining Balance	$ 3,840	$ 4,340
Number, Granted
Weighted- Average Exercise Price, Granted
Number, Vested	(55)	(172)
Weighted- Average Exercise Price, Vested	$ 3,840	$ 4,496.4
Number, Forfeited
Weighted- Average Exercise Price, Forfeited
Number, Nonvested Ending Balance		55
Weighted- Average Exercise Price, Nonvested Ending Balance		$ 3,840
Nonvested Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options and Warrants [Line Items]
Number, Nonvested Begining Balance	2,500	2,315
Weighted- Average Exercise Price, Nonvested Begining Balance	$ 300	$ 3,020
Number, Granted		162,439
Weighted- Average Exercise Price, Granted	$ 6.36	$ 188.4
Number, Vested	(2,192,867)	(160,879)
Weighted- Average Exercise Price, Vested	$ 6.7	$ 222
Number, Forfeited		(1,375)
Weighted- Average Exercise Price, Forfeited		$ 800
Number, Nonvested Ending Balance		2,500
Weighted- Average Exercise Price, Nonvested Ending Balance		$ 300
Nonvested RSUs [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options and Warrants [Line Items]
Number, Nonvested Begining Balance	187	390
Weighted- Average Exercise Price, Nonvested Begining Balance	$ 1,856.21	$ 3,840
Number, Granted		292
Weighted- Average Exercise Price, Granted		$ 909.6
Number, Vested	(170)	(463)
Weighted- Average Exercise Price, Vested	$ 2,714.15	$ 2,826
Number, Forfeited	(35)	(38)
Weighted- Average Exercise Price, Forfeited	$ 1,345.77	$ 3,100
Number, Rounding for Reverse Split	18	6
Weighted Average Price, Rounding for Reverse Split
Number, Nonvested Ending Balance		187
Weighted- Average Exercise Price, Nonvested Ending Balance		$ 1,856.21